Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I

Schedule of Investments		(continued)	June 30, 2026 (Unaudited)

COMMON STOCKS - 77.38% of net assets applicable to common unitholders
Shares		Issuer	Value

Belgium - 2.19% of net assets applicable to common unitholders
Depository Institutions - 2.83% of total investments
708	B	KBC Group NV - Sponsored ADR	$48,137

Total Belgium (cost $23,486)			$48,137

Canada - 1.63% of net assets applicable to common unitholders
Railroad Transportation- 2.11% of total investments
301		Canadian Natl Railway Co	$35,891

Total Canada (cost $34,761)			$35,891

Denmark - 4.30% of net assets applicable to common unitholders
Chemicals & Allied - 2.04% of total investments
725	B	Novo Nordisk A/S - Sponsored ADR	$34,757

Food & Kindred Products - 1.94% of total investments
1,260		Carlsberg A/S - Sponsored ADR	32,962

Health Care Services - 1.58% of total investments
4,727	B	Coloplast A/S - Sponsored ADR	26,944

Total Denmark (cost $111,410)			$94,662

England - 8.95% of net assets applicable to common unitholders
Food and Kindred Products - 1.63% of total investments
346	B	Diageo PLC - Sponsored ADR	$27,811

Depository Institutions - 2.02% of total investments
1,284	B	Barclays PLC - Sponsored ADR	34,488

Miscellaneous Services- 1.78% of total investments
931	B	SSE PLC - Sponsored ADR	30,276

Chemicals and Allied Products - 3.37% of total investments
303	B	AstraZeneca PLC - Sponsored ADR	57,455

Security & Commodity Brokers, Dealers, Exchanges and Services - 2.75% of total investments
1,734	B	London Stock Exchange Group, Inc - Sponsored ADR	46,922

Total England (cost $177,274)			$196,953

France - 7.94% of net assets applicable to common unitholders
Electrical Power Equipment- 1.99% of total investments
520		Schneider Electric - ADR	$33,894

Transportation Equipment - 1.98% of total investments
606	B	Airbus SE - Sponsored ADR	33,694

Chemicals & Allied - 2.15% of total investments
926	B	L’Air Liquide S.A. - Sponsored ADR	36,558

Business Services - 1.96% of total investments
1,392	B	Publicis Groupe S.A. - Sponsored ADR	33,366

Business Services - 2.18% of total investments
1,786	B	Veolia Environment SA - Sponsored ADR	37,193

Total France (cost $143,446)			$174,705

Germany - 5.71% of net assets applicable to common unitholders
Aircraft & Parts - 2.19% of total investments
179		MTU Aero Engines - ADR	$37,296

Business Services - 1.11% of total investments
123	B	SAP SE - Sponsored ADR	18,956

Railroad Transportation - 2.43% of total investments
1,426	B	Knorr-Bremse AG - Sponsored ADR	41,454

Chemicals & Allied - 1.65% of total investments
2,291	B	Vonovia SE - Sponsored ADR	28,042

Total Germany (cost $116,843)			$125,748

Hong Kong - 1.59% of net assets applicable to common unitholders
Insurance Carriers - 2.06% of total investments
957	B	AIA Group Limited - Sponsored ADR	$35,017

Total Hong Kong (cost $36,065)			$35,017

Ireland - 7.34% of net assets applicable to common unitholders
Depository Institutions - 2.16% of total investments
1,843	B	Bank of Ireland Group PLC - Sponsored ADR	$36,821

Health Care Services - 2.87% of total investments
1,057	A	Smurfit Westrock PLC	48,897

Transportation by Air - 2.44% of total investments
642		Ryanair Holdings PLC	41,570

Food and Kindred Products - 2.02% of total investments
373	B	Kerry Group PLC - Sponsored ADR	34,327

Total Ireland (cost $122,784)			$161,615

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I

Schedule of Investments		(concluded)	June 30, 2026 (Unaudited)

Shares		Issuer	Value
Italy - 2.00% of net assets applicable to common unitholders
Banks-Money Center - 2.59% of total investments
1,069		Intesa Sanpaolo - Sponsored ADR	$44,075

Total Ireland (cost $45,098)			$44,075

Japan - 11.46% of net assets applicable to common unitholders
Measuring, Analytics, & Control Instruments - 1.60% of total investments
1,996		Terumo Corp. - Sponsored ADR	$27,285
Electronic & Equipment - 1.74% of total investments
1,478	B	Sony Group Corp. - Sponsored ADR	29,649
Commercial & Residential Buiding Equipment - 2.49% of total investments
2,784	B	Daikin Industries	42,428
Miscellaneous Manufacturing - 1.55% of total investments
2,522		Nintendo LTD - Sponsored ADR	26,431
Insurance Carriers - 2.05% of total investments
788		Tokio Marine Holdings - ADR	34,916
Industrial & Commercial Machinery & Computer Equipment - 1.78% of total investments
1,375		Daifuku Co., LTD	30,333
Transportation Equipment - 1.84% of total investments
2,941		Shimano, Inc.	31,322
Miscellaneous Retail - 1.76% of total investments
2,642	B	MonotaRO Co., Ltd.	29,960

Total Japan (cost $233,490)			$252,323

Netherlands - 6.05% of net assets applicable to common unitholders
Insurance Carriers - 2.91% of total investments
1,579	B	ING Groep N.V. - Sponsored ADR	$49,549
Industrial & Commercial Machinery & Computer Equipment - 4.91% of total investments
42	B	ASML Holding N.V. - Sponsored ADR	83,556

Total Netherlands (cost $50,419)			$133,106

Portugal - 3.38% of net assets applicable to common unitholders
Petroleum Refining & Related Industries - 2.25% of total investments
3,616		Galp Energia, SGPS, S.A.	$38,366
Electric, Gas, and Sanitary Services - 2.12% of total investments
696		EDP, S.A. - Sponsored ADR	36,039

Total Portugal (cost $71,831)			$74,405

Singapore - 1.63% of net assets applicable to common unitholders
Depository Institutions - 2.11% of total investments
177	B	DBS Group Holdings Limited - Sponsored ADR	$35,912

Total Singapore (cost $9,500)			$35,912

Sweden - 1.54% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 1.99% of total investments
1,237	B	Epiroc AB - Sponsored ADR	$33,919

Total Sweden (cost $28,582)			$33,919

Switzerland - 4.42% of net assets applicable to common unitholders
Chemicals & Allied - 2.54% of total investments
844	B	Roche Holding AG - Sponsored ADR	$43,339
Food and Kindred Products - 3.17% of total investments
526	B	Nestle SA - Sponsored ADR	54,015

Total Switzerland (cost $89,775)			$97,354

Taiwan - 1.74% of net assets applicable to common unitholders
Electronic & Equipment - 2.24% of total investments
80	B	Taiwan Semiconductor - Sponsored ADR	$38,206

Total Taiwan (cost $34,590)			$38,206

United States - 5.51% of net assets applicable to common unitholders
Business Services - 5.04% of total investments
11,201		Grab Holdings Limited	$42,228
584		Sunbelt Rentals Holdings, Inc.	43,689
Measuring, Analytics, & Control Instruments - 2.08% of total investments
527	A	Alcon, Inc.	35,362

Total United States (cost $135,395)			$121,279

TOTAL COMMON STOCKS (cost $1,464,749)			$1,703,304

		Total investments (77.38% of net assets)	$1,703,304
		Other assets less liabilities (22.62% of net assets)	497,889

		Net assets applicable to common unitholders - 100%	$2,201,193

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
1 Equity Index Contracts	E-Mini MSCI EAFE Index Contracts	09/18/26	$157,195	$(1,335)

	The underlying notional amount at value of open long futures contracts is 7.14% of net assets applicable to common unitholders.

A	Non-dividend producing security.

B	A Sponsored ADR is an American Depository Receipt (“ADR”) that is issued through the cooperation of the company whose stock will be the underlying asset.